Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc. (“CREFI”)

Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company”)

388 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Barclays Capital Real Estate Inc., German American Capital Corporation, Citigroup Global Markets Inc., Barclays Capital Inc., Deutsche Bank Securities Inc. and Drexel Hamilton, LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you on the procedures enumerated below with respect to the securitization currently referred to as “CHC Commercial Mortgage Trust 2019-CHC, Commercial Mortgage Pass-Through Certificates, Series 2019-CHC” (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on a single loan secured by 156 mortgaged real properties (each comprised of a single parcel or two or more contiguous or non-contiguous parcels, collectively referred to as a “mortgaged real property”), herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in

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the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
(iii)	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to the date of July 9, 2019.
•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided to us by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date:
o	CHC 2019-CHC Accounting Tape.xlsx (provided on June 19, 2019).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided to us by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company, and used by us, in performing the procedures enumerated below.

•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.
•	The phrase “recalculation,” as used hereinafter, refers to a recomputation using the Specified Attributes included in the Final Data File.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Ground Lease” refers to the signed ground lease, estoppel, and/or abstract.
•	The phrase “Title Policy” refers to the signed title policy.

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•	The phrase “Loan Agreement” refers to a signed loan agreement.
•	The phrase “Interest Rate Cap Agreement” refers to the signed interest rate cap agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Settlement Statement” refers to a signed borrower and/or lender mortgage loan closing statement, indicating the sources and uses of dispersed funds.
•	The phrase “Servicer Report” refers to a reserve servicer report provided by the Company.
•	The phrase “Mezzanine Loan Agreement” refers to a signed mezzanine loan agreement.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements, and rent roll, prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From May 31, 2019 through June 19, 2019, the Company provided us with the Source Documents related to the Underlying Collateral for which we (i) compared and agreed certain Specified Attributes set forth in the Final Data File to the corresponding Source Documents (the “Compared Attributes”), (ii) recalculated certain Specified Attributes set forth in the Final Data File, and found them to be in agreement (the “Recalculated Attributes”) or (iii) were instructed by the Company to assume certain Specified Attributes set forth in the Final Data File were accurate, and therefore we did not perform any compare and agree or recalculation procedures (the “Company Provided Attributes”). The procedures with respect to the Compared Attributes and Recalculated Attributes were applied as indicated in Exhibit A. The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, the underlying attributes were compared and agreed to the corresponding Source Documents. For the purpose of our procedures, any differences within the defined tolerance level (if any) listed in Exhibit A, were considered to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

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ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

June 19, 2019

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	4

CHC Commercial Mortgage Trust 2019-CHC, Commercial Mortgage Pass-Through Certificates, Series 2019-CHC

Exhibits

Exhibit A - Loan File Review Procedures

Exhibit B – Recalculation Methodology

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CHC Commercial Mortgage Trust 2019-CHC, Commercial Mortgage Pass-Through Certificates, Series 2019-CHC
Loan File Review Procedures	EXHIBIT A

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Appraisal Report	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	State	Appraisal Report	None
9	Zip	Appraisal Report	None
10	Market	Appraisal Report	None
11	Year Built	Appraisal Report	None
12	Year Renovated	Appraisal Report	None
13	Underwriting ID	Underwriting File	None
14	Tenancy Type	Underwriting File	None
15	Beds	Underwriting File	None
16	Hospital	Underwriting File	None
17	ILF Beds	Underwriting File	None
18	ALF Beds	Underwriting File	None
19	ALZ Beds	Underwriting File	None
20	SNF Beds	Underwriting File	None
21	NRA	Underwriting File	None
22	Unit of Measure	Underwriting File	None
23	Occupancy (%)	Underwriting File	None
24	Occupancy Date	Underwriting File	None
25	System Affiliate	Underwriting File	None
26	Operator	Underwriting File	None
27	Master Leased? (Y/N)	Underwriting File	None
28	# of tenants	Underwriting File	None
29	WA Lease Expiration Date	Underwriting File	None

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CHC Commercial Mortgage Trust 2019-CHC, Commercial Mortgage Pass-Through Certificates, Series 2019-CHC
Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
30	WA Lease Term Remaining	Underwriting File	None
31	Ownership Interest	Title Policy	None
32	Ground Lessor	Ground Lease	None
33	Ground Lease Maturity Date	Ground Lease	None
34	Ground Lease Extensions	Ground Lease	None
35	Fully Extended Ground Lease Maturity Date	Ground Lease	None
36	Mortgage Loan Cut-off Date Balance	Loan Agreement	None
37	Cut-Off Date Allocated Mortgage Loan Amount per Metric ($)	Recalculation	None
38	% of Mortgage Loan Cut-off Date Balance	Recalculation	None
39	Mezzanine Loan Cut-off Date Balance ($)	Mezzanine Loan Agreement	None
40	Total Loan Cut-off Date Balance ($)	Recalculation	None
41	Cut-Off Date Allocated Total Loan Amount per Metric ($)	Recalculation	None
42	Individual As-Is Appraised Value Date	Appraisal Report	None
43	Individual As-Is Appraised Value	Appraisal Report	None
44	Individual As-Is Appraised Value per Metric	Recalculation	None
45	Portfolio Appraised Value Date	Appraisal Report	None
46	Portfolio Appraised Value	Appraisal Report	None
47	Origination Date	Loan Agreement	None
48	Assumed LIBOR	None - Company Provided	None
49	Mortgage Loan Trust Margin	Loan Agreement	None
50	Mezzanine Loan Margin	Loan Agreement	None
51	LIBOR Cap	None - Company Provided	None
52	LIBOR Lookback days	Loan Agreement	None
53	LIBOR Cap Expiration Date	None - Company Provided	None
54	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
55	Amort Type	Loan Agreement	None
56	Mortgage Loan Monthly Debt Service Payment	Recalculation	None
57	Mortgage Loan Annual Debt Service Payment	Recalculation	None
58	Mezzanine Loan Annual Debt Service Payment	Recalculation	None
59	Total Loan Annual Debt Service Payment	Recalculation	None

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CHC Commercial Mortgage Trust 2019-CHC, Commercial Mortgage Pass-Through Certificates, Series 2019-CHC
Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
60	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	Recalculation	None
61	Mezzanine Loan Annual Debt Service Payment at LIBOR Cap	Recalculation	None
62	Total Loan Annual Debt Service Payment at LIBOR Cap	Recalculation	None
63	Grace Period	Loan Agreement	None
64	First Loan Payment Date	Loan Agreement	None
65	Seasoning	Recalculation	None
66	Original Term to Maturity (Months)	Loan Agreement	None
67	Remaining Term to Maturity (Months)	Recalculation	None
68	Original Amortization Term (Months)	Loan Agreement	None
69	Remaining Amortization Term (Months)	Recalculation	None
70	Original IO Term (Months)	Loan Agreement	None
71	Remaining IO Term (Months)	Recalculation	None
72	Initial Maturity Date	Loan Agreement	None
73	Floating Rate Component Extensions	Loan Agreement	None
74	Fully Extended Maturity Date	Loan Agreement	None
75	Question regarding presentation	Loan Agreement	None
76	Cash Management Type	Loan Agreement	None
77	Cash Management Trigger	Loan Agreement	None
78	Administrative Fee Rate (%)	None - Company Provided	None
79	Prepayment Provision	Loan Agreement	None
80	Partial Release Allowed?	Loan Agreement	None
81	Portfolio Value Mortgage Loan Cut-off Date LTV	Recalculation	None
82	Portfolio Value Mortgage Loan Balloon LTV	Recalculation	None
83	Sum of As-Is Individual Values Mortgage Loan Cut-off Date LTV	Recalculation	None
84	Sum of As-Is Individual Values Mortgage Loan Balloon LTV	Recalculation	None
85	Mortgage Loan UW NOI Debt Yield	Recalculation	None
86	Mortgage Loan UW NCF Debt Yield	Recalculation	None
87	Mortgage Loan UW NOI DSCR	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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CHC Commercial Mortgage Trust 2019-CHC, Commercial Mortgage Pass-Through Certificates, Series 2019-CHC
Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
88	Mortgage Loan UW NCF DSCR	Recalculation	None
89	Mortgage Loan UW NOI DSCR at LIBOR Cap	Recalculation	None
90	Mortgage Loan UW NCF DSCR at LIBOR Cap	Recalculation	None
91	Portfolio Value Total Loan Cut-off Date LTV	Recalculation	None
92	Portfolio Value Total Loan Balloon LTV	Recalculation	None
93	Sum of As-Is Individual Values Total Loan Cut-off Date LTV	Recalculation	None
94	Sum of As-Is Individual Values Total Loan Balloon LTV	Recalculation	None
95	Total Loan UW NOI Debt Yield	Recalculation	None
96	Total Loan UW NCF Debt Yield	Recalculation	None
97	Total Loan UW NOI DSCR	Recalculation	None
98	Total Loan UW NCF DSCR	Recalculation	None
99	Total Loan UW NOI DSCR at LIBOR Cap	Recalculation	None
100	Total Loan UW NCF DSCR at LIBOR Cap	Recalculation	None
101	Initial Tax Escrow	Loan Agreement; Settlement Statement; Servicer Report	None
102	Ongoing Tax Escrow Monthly	Loan Agreement; Settlement Statement; Servicer Report	None
103	Tax Escrow Springing Conditions	Loan Agreement; Settlement Statement	None
104	Initial Insurance Escrow	Loan Agreement; Settlement Statement	None
105	Ongoing Insurance Escrow Monthly	Loan Agreement; Settlement Statement	None
106	Insurance Escrow Springing Conditions	Loan Agreement; Settlement Statement	None
107	Initial Immediate Repairs Escrow	Loan Agreement; Settlement Statement	None
108	Initial Cap Ex Escrow	Loan Agreement; Settlement Statement	None
109	Ongoing Cap Ex Escrow Monthly	Loan Agreement; Settlement Statement	None
110	Cap Ex Escrow Springing Conditions	Loan Agreement; Settlement Statement	None
111	Cap Ex Escrow Cap	Loan Agreement; Settlement Statement	None
112	Initial TI/LC Escrow	Loan Agreement; Settlement Statement	None

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CHC Commercial Mortgage Trust 2019-CHC, Commercial Mortgage Pass-Through Certificates, Series 2019-CHC
Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
113	Ongoing TI/LC Escrow Monthly	Loan Agreement; Settlement Statement	None
114	TI/LC Escrow Springing Conditions	Loan Agreement; Settlement Statement	None
115	Initial Ground Rent Escrow	Loan Agreement; Settlement Statement	None
116	Ongoing Ground Rent Escrow Monthly	Loan Agreement; Settlement Statement	None
117	Ground Rent Springing Conditions	Loan Agreement; Settlement Statement	None
118	Initial Termination Fee Escrow	Loan Agreement; Settlement Statement	None
119	Ongoing Termination Fee Escrow Monthly	Loan Agreement; Settlement Statement	None
120	Termination Fee Springing Conditions	Loan Agreement; Settlement Statement	None
121	Initial Other Escrow	Loan Agreement; Settlement Statement; Servicer Report	None
122	Ongoing Other Escrow Monthly	Loan Agreement; Settlement Statement	None
123	Other Escrow Description	Loan Agreement; Settlement Statement; Servicer Report	None
124	Largest Tenant Name	Underwriting File	None
125	Largest Tenant Lease Start	Underwriting File	None
126	Largest Tenant Lease Exp.	Underwriting File	None
127	Largest Tenant NRA	Underwriting File	None
128	Largest Tenant UW Base Rent	Underwriting File	None
129	Largest Tenant UW Adjusted Base Rent	Underwriting File	None
130	Largest Tenant UW Gross Rent	Underwriting File	None
131	2016 Gross Potential Rent	Underwriting File	$1.00
132	2017 Gross Potential Rent	Underwriting File	$1.00
133	2018 Gross Potential Rent	Underwriting File	$1.00
134	TTM March 2019 Gross Potential Rent	Underwriting File	$1.00
135	2019 Budget Gross Potential Rent	Underwriting File	$1.00
136	UW Gross Potential Rent	Underwriting File	$1.00
137	2016 Potential Income from Vacant Space	Underwriting File	$1.00
138	2017 Potential Income from Vacant Space	Underwriting File	$1.00

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CHC Commercial Mortgage Trust 2019-CHC, Commercial Mortgage Pass-Through Certificates, Series 2019-CHC
Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
139	2018 Potential Income from Vacant Space	Underwriting File	$1.00
140	TTM March 2019 Potential Income from Vacant Space	Underwriting File	$1.00
141	2019 Budget Potential Income from Vacant Space	Underwriting File	$1.00
142	UW Potential Income from Vacant Space	Underwriting File	$1.00
143	2016 Rent Steps	Underwriting File	$1.00
144	2017 Rent Steps	Underwriting File	$1.00
145	2018 Rent Steps	Underwriting File	$1.00
146	TTM March 2019 Rent Steps	Underwriting File	$1.00
147	2019 Budget Rent Steps	Underwriting File	$1.00
148	UW Rent Steps	Underwriting File	$1.00
149	2016 Expense Reimbursement	Underwriting File	$1.00
150	2017 Expense Reimbursement	Underwriting File	$1.00
151	2018 Expense Reimbursement	Underwriting File	$1.00
152	TTM March 2019 Expense Reimbursement	Underwriting File	$1.00
153	2019 Budget Expense Reimbursement	Underwriting File	$1.00
154	UW Expense Reimbursement	Underwriting File	$1.00
155	2016 Other Income	Underwriting File	$1.00
156	2017 Other Income	Underwriting File	$1.00
157	2018 Other Income	Underwriting File	$1.00
158	TTM March 2019 Other Income	Underwriting File	$1.00
159	2019 Budget Other Income	Underwriting File	$1.00
160	UW Other Income	Underwriting File	$1.00
161	2016 Economic Vacancy, Credit Loss	Underwriting File	$1.00
162	2017 Economic Vacancy, Credit Loss	Underwriting File	$1.00
163	2018 Economic Vacancy, Credit Loss	Underwriting File	$1.00
164	TTM March 2019 Economic Vacancy, Credit Loss	Underwriting File	$1.00
165	2019 Budget Economic Vacancy, Credit Loss	Underwriting File	$1.00
166	UW Economic Vacancy, Credit Loss	Underwriting File	$1.00
167	2016 EGI	Underwriting File	$1.00

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CHC Commercial Mortgage Trust 2019-CHC, Commercial Mortgage Pass-Through Certificates, Series 2019-CHC
Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
168	2017 EGI	Underwriting File	$1.00
169	2018 EGI	Underwriting File	$1.00
170	TTM March 2019 EGI	Underwriting File	$1.00
171	2019 Budget EGI	Underwriting File	$1.00
172	UW EGI	Underwriting File	$1.00
173	2016 Janitorial	Underwriting File	$1.00
174	2017 Janitorial	Underwriting File	$1.00
175	2018 Janitorial	Underwriting File	$1.00
176	TTM March 2019 Janitorial	Underwriting File	$1.00
177	2019 Budget Janitorial	Underwriting File	$1.00
178	UW Janitorial	Underwriting File	$1.00
179	2016 Salaries	Underwriting File	$1.00
180	2017 Salaries	Underwriting File	$1.00
181	2018 Salaries	Underwriting File	$1.00
182	TTM March 2019 Salaries	Underwriting File	$1.00
183	2019 Budget Salaries	Underwriting File	$1.00
184	UW Salaries	Underwriting File	$1.00
185	2016 Utilities	Underwriting File	$1.00
186	2017 Utilities	Underwriting File	$1.00
187	2018 Utilities	Underwriting File	$1.00
188	TTM March 2019 Utilities	Underwriting File	$1.00
189	2019 Budget Utilities	Underwriting File	$1.00
190	UW Utilities	Underwriting File	$1.00
191	2016 Repairs & Maintenance	Underwriting File	$1.00
192	2017 Repairs & Maintenance	Underwriting File	$1.00
193	2018 Repairs & Maintenance	Underwriting File	$1.00
194	TTM March 2019 Repairs & Maintenance	Underwriting File	$1.00
195	2019 Budget Repairs & Maintenance	Underwriting File	$1.00
196	UW Repairs & Maintenance	Underwriting File	$1.00
197	2016 General & Administrative	Underwriting File	$1.00

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CHC Commercial Mortgage Trust 2019-CHC, Commercial Mortgage Pass-Through Certificates, Series 2019-CHC
Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
198	2017 General & Administrative	Underwriting File	$1.00
199	2018 General & Administrative	Underwriting File	$1.00
200	TTM March 2019 General & Administrative	Underwriting File	$1.00
201	2019 Budget General & Administrative	Underwriting File	$1.00
202	UW General & Administrative	Underwriting File	$1.00
203	2016 Resident Services	Underwriting File	$1.00
204	2017 Resident Services	Underwriting File	$1.00
205	2018 Resident Services	Underwriting File	$1.00
206	TTM March 2019 Resident Services	Underwriting File	$1.00
207	2019 Budget Resident Services	Underwriting File	$1.00
208	UW Resident Services	Underwriting File	$1.00
209	2016 Common Area Maintenance	Underwriting File	$1.00
210	2017 Common Area Maintenance	Underwriting File	$1.00
211	2018 Common Area Maintenance	Underwriting File	$1.00
212	TTM March 2019 Common Area Maintenance	Underwriting File	$1.00
213	2019 Budget Common Area Maintenance	Underwriting File	$1.00
214	UW Common Area Maintenance	Underwriting File	$1.00
215	2016 Insurance	Underwriting File	$1.00
216	2017 Insurance	Underwriting File	$1.00
217	2018 Insurance	Underwriting File	$1.00
218	TTM March 2019 Insurance	Underwriting File	$1.00
219	2019 Budget Insurance	Underwriting File	$1.00
220	UW Insurance	Underwriting File	$1.00
221	2016 Real Estate Taxes	Underwriting File	$1.00
222	2017 Real Estate Taxes	Underwriting File	$1.00
223	2018 Real Estate Taxes	Underwriting File	$1.00
224	TTM March 2019 Real Estate Taxes	Underwriting File	$1.00
225	2019 Budget Real Estate Taxes	Underwriting File	$1.00
226	UW Real Estate Taxes	Underwriting File	$1.00
227	2016 Security	Underwriting File	$1.00

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CHC Commercial Mortgage Trust 2019-CHC, Commercial Mortgage Pass-Through Certificates, Series 2019-CHC
Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
228	2017 Security	Underwriting File	$1.00
229	2018 Security	Underwriting File	$1.00
230	TTM March 2019 Security	Underwriting File	$1.00
231	2019 Budget Security	Underwriting File	$1.00
232	UW Security	Underwriting File	$1.00
233	2016 Professional Fees	Underwriting File	$1.00
234	2017 Professional Fees	Underwriting File	$1.00
235	2018 Professional Fees	Underwriting File	$1.00
236	TTM March 2019 Professional Fees	Underwriting File	$1.00
237	2019 Budget Professional Fees	Underwriting File	$1.00
238	UW Professional Fees	Underwriting File	$1.00
239	2016 Ground Rent	Underwriting File	$1.00
240	2017 Ground Rent	Underwriting File	$1.00
241	2018 Ground Rent	Underwriting File	$1.00
242	TTM March 2019 Ground Rent	Underwriting File	$1.00
243	2019 Budget Ground Rent	Underwriting File	$1.00
244	UW Ground Rent	Underwriting File	$1.00
245	2016 Total Reimbursable Expenses	Underwriting File	$1.00
246	2017 Total Reimbursable Expenses	Underwriting File	$1.00
247	2018 Total Reimbursable Expenses	Underwriting File	$1.00
248	TTM March 2019 Total Reimbursable Expenses	Underwriting File	$1.00
249	2019 Budget Total Reimbursable Expenses	Underwriting File	$1.00
250	UW Total Reimbursable Expenses	Underwriting File	$1.00
251	2016 Direct Bill Expenses	Underwriting File	$1.00
252	2017 Direct Bill Expenses	Underwriting File	$1.00
253	2018 Direct Bill Expenses	Underwriting File	$1.00
254	TTM March 2019 Direct Bill Expenses	Underwriting File	$1.00
255	2019 Budget Direct Bill Expenses	Underwriting File	$1.00
256	UW Direct Bill Expenses	Underwriting File	$1.00
257	2016 Total Non-Reimbursable Expenses	Underwriting File	$1.00

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CHC Commercial Mortgage Trust 2019-CHC, Commercial Mortgage Pass-Through Certificates, Series 2019-CHC
Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
258	2017 Total Non-Reimbursable Expenses	Underwriting File	$1.00
259	2018 Total Non-Reimbursable Expenses	Underwriting File	$1.00
260	TTM March 2019 Total Non-Reimbursable Expenses	Underwriting File	$1.00
261	2019 Budget Total Non-Reimbursable Expenses	Underwriting File	$1.00
262	UW Total Non-Reimbursable Expenses	Underwriting File	$1.00
263	2016 Total Operating Expenses	Underwriting File	$1.00
264	2017 Total Operating Expenses	Underwriting File	$1.00
265	2018 Total Operating Expenses	Underwriting File	$1.00
266	TTM March 2019 Total Operating Expenses	Underwriting File	$1.00
267	2019 Budget Total Operating Expenses	Underwriting File	$1.00
268	UW Total Operating Expenses	Underwriting File	$1.00
269	2016 NOI	Underwriting File	$1.00
270	2017 NOI	Underwriting File	$1.00
271	2018 NOI	Underwriting File	$1.00
272	TTM March 2019 NOI	Underwriting File	$1.00
273	2019 Budget NOI	Underwriting File	$1.00
274	UW NOI	Underwriting File	$1.00
275	2016 Replacement Reserves	Underwriting File	$1.00
276	2017 Replacement Reserves	Underwriting File	$1.00
277	2018 Replacement Reserves	Underwriting File	$1.00
278	TTM March 2019 Replacement Reserves	Underwriting File	$1.00
279	2019 Budget Replacement Reserves	Underwriting File	$1.00
280	UW Replacement Reserves	Underwriting File	$1.00
281	2016 TI/LC	Underwriting File	$1.00
282	2017 TI/LC	Underwriting File	$1.00
283	2018 TI/LC	Underwriting File	$1.00
284	TTM March 2019 TI/LC	Underwriting File	$1.00
285	2019 Budget TI/LC	Underwriting File	$1.00
286	UW TI/LC	Underwriting File	$1.00
287	2016 NCF	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	15

CHC Commercial Mortgage Trust 2019-CHC, Commercial Mortgage Pass-Through Certificates, Series 2019-CHC
Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
288	2017 NCF	Underwriting File	$1.00
289	2018 NCF	Underwriting File	$1.00
290	TTM March 2019 NCF	Underwriting File	$1.00
291	2019 Budget NCF	Underwriting File	$1.00
292	UW NCF	Underwriting File	$1.00
293	2016 ILF Revenue	Underwriting File	$1.00
294	2017 ILF Revenue	Underwriting File	$1.00
295	2018 ILF Revenue	Underwriting File	$1.00
296	TTM March 2019 ILF Revenue	Underwriting File	$1.00
297	2019 Budget ILF Revenue	Underwriting File	$1.00
298	UW ILF Revenue	Underwriting File	$1.00
299	2016 ALF Revenue	Underwriting File	$1.00
300	2017 ALF Revenue	Underwriting File	$1.00
301	2018 ALF Revenue	Underwriting File	$1.00
302	TTM March 2019 ALF Revenue	Underwriting File	$1.00
303	2019 Budget ALF Revenue	Underwriting File	$1.00
304	UW ALF Revenue	Underwriting File	$1.00
305	2016 Memory Care Revenue	Underwriting File	$1.00
306	2017 Memory Care Revenue	Underwriting File	$1.00
307	2018 Memory Care Revenue	Underwriting File	$1.00
308	TTM March 2019 Memory Care Revenue	Underwriting File	$1.00
309	2019 Budget Memory Care Revenue	Underwriting File	$1.00
310	UW Memory Care Revenue	Underwriting File	$1.00
311	2016 SNF Medicare	Underwriting File	$1.00
312	2017 SNF Medicare	Underwriting File	$1.00
313	2018 SNF Medicare	Underwriting File	$1.00
314	TTM March 2019 SNF Medicare	Underwriting File	$1.00
315	2019 Budget SNF Medicare	Underwriting File	$1.00
316	UW SNF Medicare	Underwriting File	$1.00
317	2016 SNF Private	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	16

CHC Commercial Mortgage Trust 2019-CHC, Commercial Mortgage Pass-Through Certificates, Series 2019-CHC
Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
318	2017 SNF Private	Underwriting File	$1.00
319	2018 SNF Private	Underwriting File	$1.00
320	TTM March 2019 SNF Private	Underwriting File	$1.00
321	2019 Budget SNF Private	Underwriting File	$1.00
322	UW SNF Private	Underwriting File	$1.00
323	2016 Medicaid	Underwriting File	$1.00
324	2017 Medicaid	Underwriting File	$1.00
325	2018 Medicaid	Underwriting File	$1.00
326	TTM March 2019 Medicaid	Underwriting File	$1.00
327	2019 Budget Medicaid	Underwriting File	$1.00
328	UW Medicaid	Underwriting File	$1.00
329	2016 Insurance Revenue	Underwriting File	$1.00
330	2017 Insurance Revenue	Underwriting File	$1.00
331	2018 Insurance Revenue	Underwriting File	$1.00
332	TTM March 2019 Insurance Revenue	Underwriting File	$1.00
333	2019 Budget Insurance Revenue	Underwriting File	$1.00
334	UW Insurance Revenue	Underwriting File	$1.00
335	2016 Medicare Part B	Underwriting File	$1.00
336	2017 Medicare Part B	Underwriting File	$1.00
337	2018 Medicare Part B	Underwriting File	$1.00
338	TTM March 2019 Medicare Part B	Underwriting File	$1.00
339	2019 Budget Medicare Part B	Underwriting File	$1.00
340	UW Medicare Part B	Underwriting File	$1.00
341	2016 Other Revenue	Underwriting File	$1.00
342	2017 Other Revenue	Underwriting File	$1.00
343	2018 Other Revenue	Underwriting File	$1.00
344	TTM March 2019 Other Revenue	Underwriting File	$1.00
345	2019 Budget Other Revenue	Underwriting File	$1.00
346	UW Other Revenue	Underwriting File	$1.00
347	2016 Abatements	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	17

CHC Commercial Mortgage Trust 2019-CHC, Commercial Mortgage Pass-Through Certificates, Series 2019-CHC
Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
348	2017 Abatements	Underwriting File	$1.00
349	2018 Abatements	Underwriting File	$1.00
350	TTM March 2019 Abatements	Underwriting File	$1.00
351	2019 Budget Abatements	Underwriting File	$1.00
352	UW Abatements	Underwriting File	$1.00
353	2016 RIDEA EGI	Underwriting File	$1.00
354	2017 RIDEA EGI	Underwriting File	$1.00
355	2018 RIDEA EGI	Underwriting File	$1.00
356	TTM March 2019 RIDEA EGI	Underwriting File	$1.00
357	2019 Budget RIDEA EGI	Underwriting File	$1.00
358	UW RIDEA EGI	Underwriting File	$1.00
359	2016 RIDEA Salaries	Underwriting File	$1.00
360	2017 RIDEA Salaries	Underwriting File	$1.00
361	2018 RIDEA Salaries	Underwriting File	$1.00
362	TTM March 2019 RIDEA Salaries	Underwriting File	$1.00
363	2019 Budget RIDEA Salaries	Underwriting File	$1.00
364	UW RIDEA Salaries	Underwriting File	$1.00
365	2016 RIDEA Utilities	Underwriting File	$1.00
366	2017 RIDEA Utilities	Underwriting File	$1.00
367	2018 RIDEA Utilities	Underwriting File	$1.00
368	TTM March 2019 RIDEA Utilities	Underwriting File	$1.00
369	2019 Budget RIDEA Utilities	Underwriting File	$1.00
370	UW RIDEA Utilities	Underwriting File	$1.00
371	2016 RIDEA Resident Services	Underwriting File	$1.00
372	2017 RIDEA Resident Services	Underwriting File	$1.00
373	2018 RIDEA Resident Services	Underwriting File	$1.00
374	TTM March 2019 RIDEA Resident Services	Underwriting File	$1.00
375	2019 Budget RIDEA Resident Services	Underwriting File	$1.00
376	UW RIDEA Resident Services	Underwriting File	$1.00
377	2016 RIDEA Common Area Maintenance	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	18

CHC Commercial Mortgage Trust 2019-CHC, Commercial Mortgage Pass-Through Certificates, Series 2019-CHC
Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
378	2017 RIDEA Common Area Maintenance	Underwriting File	$1.00
379	2018 RIDEA Common Area Maintenance	Underwriting File	$1.00
380	TTM March 2019 RIDEA Common Area Maintenance	Underwriting File	$1.00
381	2019 Budget RIDEA Common Area Maintenance	Underwriting File	$1.00
382	UW RIDEA Common Area Maintenance	Underwriting File	$1.00
383	2016 RIDEA Insurance	Underwriting File	$1.00
384	2017 RIDEA Insurance	Underwriting File	$1.00
385	2018 RIDEA Insurance	Underwriting File	$1.00
386	TTM March 2019 RIDEA Insurance	Underwriting File	$1.00
387	2019 Budget RIDEA Insurance	Underwriting File	$1.00
388	UW RIDEA Insurance	Underwriting File	$1.00
389	2016 RIDEA Real Estate Taxes	Underwriting File	$1.00
390	2017 RIDEA Real Estate Taxes	Underwriting File	$1.00
391	2018 RIDEA Real Estate Taxes	Underwriting File	$1.00
392	TTM March 2019 RIDEA Real Estate Taxes	Underwriting File	$1.00
393	2019 Budget RIDEA Real Estate Taxes	Underwriting File	$1.00
394	UW RIDEA Real Estate Taxes	Underwriting File	$1.00
395	2016 RIDEA Ground Rent	Underwriting File	$1.00
396	2017 RIDEA Ground Rent	Underwriting File	$1.00
397	2018 RIDEA Ground Rent	Underwriting File	$1.00
398	TTM March 2019 RIDEA Ground Rent	Underwriting File	$1.00
399	2019 Budget RIDEA Ground Rent	Underwriting File	$1.00
400	UW RIDEA Ground Rent	Underwriting File	$1.00
401	2016 RIDEA Total Reimbursable Expenses	Underwriting File	$1.00
402	2017 RIDEA Total Reimbursable Expenses	Underwriting File	$1.00
403	2018 RIDEA Total Reimbursable Expenses	Underwriting File	$1.00
404	TTM March 2019 RIDEA Total Reimbursable Expenses	Underwriting File	$1.00
405	2019 Budget RIDEA Total Reimbursable Expenses	Underwriting File	$1.00
406	UW RIDEA Total Reimbursable Expenses	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	19

CHC Commercial Mortgage Trust 2019-CHC, Commercial Mortgage Pass-Through Certificates, Series 2019-CHC
Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
407	2016 RIDEA Total Non-Reimbursable Expenses	Underwriting File	$1.00
408	2017 RIDEA Total Non-Reimbursable Expenses	Underwriting File	$1.00
409	2018 RIDEA Total Non-Reimbursable Expenses	Underwriting File	$1.00
410	TTM March 2019 RIDEA Total Non-Reimbursable Expenses	Underwriting File	$1.00
411	2019 Budget RIDEA Total Non-Reimbursable Expenses	Underwriting File	$1.00
412	UW RIDEA Total Non-Reimbursable Expenses	Underwriting File	$1.00
413	2016 RIDEA Total Operating Expenses	Underwriting File	$1.00
414	2017 RIDEA Total Operating Expenses	Underwriting File	$1.00
415	2018 RIDEA Total Operating Expenses	Underwriting File	$1.00
416	TTM March 2019 RIDEA Total Operating Expenses	Underwriting File	$1.00
417	2019 Budget RIDEA Total Operating Expenses	Underwriting File	$1.00
418	UW RIDEA Total Operating Expenses	Underwriting File	$1.00
419	2016 EBITDAR (Before Capex)	Underwriting File	$1.00
420	2017 EBITDAR (Before Capex)	Underwriting File	$1.00
421	2018 EBITDAR (Before Capex)	Underwriting File	$1.00
422	TTM March 2019 EBITDAR (Before Capex)	Underwriting File	$1.00
423	2019 Budget EBITDAR (Before Capex)	Underwriting File	$1.00
424	UW EBITDAR (Before Capex)	Underwriting File	$1.00
425	2016 RIDEA Management Fees	Underwriting File	$1.00
426	2017 RIDEA Management Fees	Underwriting File	$1.00
427	2018 RIDEA Management Fees	Underwriting File	$1.00
428	TTM March 2019 RIDEA Management Fees	Underwriting File	$1.00
429	2019 Budget RIDEA Management Fees	Underwriting File	$1.00
430	UW RIDEA Management Fees	Underwriting File	$1.00
431	2016 RIDEA Replacement Reserves	Underwriting File	$1.00
432	2017 RIDEA Replacement Reserves	Underwriting File	$1.00
433	2018 RIDEA Replacement Reserves	Underwriting File	$1.00
434	TTM March 2019 RIDEA Replacement Reserves	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	20

CHC Commercial Mortgage Trust 2019-CHC, Commercial Mortgage Pass-Through Certificates, Series 2019-CHC
Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
435	2019 Budget RIDEA Replacement Reserves	Underwriting File	$1.00
436	UW RIDEA Replacement Reserves	Underwriting File	$1.00
437	2016 EBITDAR	Underwriting File	$1.00
438	2017 EBITDAR	Underwriting File	$1.00
439	2018 EBITDAR	Underwriting File	$1.00
440	TTM March 2019 EBITDAR	Underwriting File	$1.00
441	2019 Budget EBITDAR	Underwriting File	$1.00
442	UW EBITDAR	Underwriting File	$1.00
443	2016 Total Revenue	Underwriting File	$1.00
444	2017 Total Revenue	Underwriting File	$1.00
445	2018 Total Revenue	Underwriting File	$1.00
446	TTM March 2019 Total Revenue	Underwriting File	$1.00
447	UW Total Revenue	Underwriting File	$1.00
448	2016 Total Expenses	Underwriting File	$1.00
449	2017 Total Expenses	Underwriting File	$1.00
450	2018 Total Expenses	Underwriting File	$1.00
451	TTM March 2019 Total Expenses	Underwriting File	$1.00
452	UW Total Expenses	Underwriting File	$1.00
453	2016 Total NOI	Underwriting File	$1.00
454	2017 Total NOI	Underwriting File	$1.00
455	2018 Total NOI	Underwriting File	$1.00
456	TTM March 2019 Total NOI	Underwriting File	$1.00
457	UW Total NOI	Underwriting File	$1.00
458	2016 Total NCF	Underwriting File	$1.00
459	2017 Total NCF	Underwriting File	$1.00
460	2018 Total NCF	Underwriting File	$1.00
461	TTM March 2019 Total NCF	Underwriting File	$1.00
462	UW Total NCF	Underwriting File	$1.00
463	2017 NNN Operator Revenue	Underwriting File	$1.00
464	2018 NNN Operator Revenue	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	21

CHC Commercial Mortgage Trust 2019-CHC, Commercial Mortgage Pass-Through Certificates, Series 2019-CHC
Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
465	TTM March 2019 NNN Operator Revenue	Underwriting File	$1.00
466	2017 NNN Operator Expenses	Underwriting File	$1.00
467	2018 NNN Operator Expenses	Underwriting File	$1.00
468	TTM March 2019 NNN Operator Expenses	Underwriting File	$1.00
469	2017 NNN Operator EBITDARM	Underwriting File	$1.00
470	2018 NNN Operator EBITDARM	Underwriting File	$1.00
471	TTM March 2019 NNN Operator EBITDARM	Underwriting File	$1.00
472	2017 NNN Operator EBITDAR	Underwriting File	$1.00
473	2018 NNN Operator EBITDAR	Underwriting File	$1.00
474	TTM March 2019 NNN Operator EBITDAR	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	22

CHC Commercial Mortgage Trust 2019-CHC, Commercial Mortgage Pass-Through Certificates, Series 2019-CHC
Recalculation Methodology	EXHIBIT B

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
37	Cut-Off Date Allocated Mortgage Loan Amount per Metric ($)	Quotient of (i) Mortgage Loan Cut-off Date Balance and either the (a) NRA or (b) Beds, whichever is applicable.
38	% of Mortgage Loan Cut-off Date Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance for the respective mortgaged real property and (ii) aggregate sum of the Mortgage Loan Cut-off Date Balance for the respective loan.
40	Total Loan Cut-off Date Balance ($)	Sum of (i) Mortgage Loan Cut-off Date Balance and the (ii) Mezzanine Loan Cut-off Date Balance ($).
41	Cut-Off Date Allocated Total Loan Amount per Metric ($)	Quotient of (i) Total Loan Cut-off Date Balance ($) and either the (a) NRA or (b) Beds, whichever applicable.
44	Individual As-Is Appraised Value per Metric	Quotient of (i) Individual As-Is Appraised Value Date and either the (a) NRA or (b) Beds, whichever applicable.
56	Mortgage Loan Monthly Debt Service Payment	Quotient of (i) Mortgage Loan Annual Debt Service Payment and (ii) 12.
57	Mortgage Loan Annual Debt Service Payment	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) the sum of the Assumed LIBOR and the Mortgage Loan Trust Margin, and the (iii) Interest Calculation (30/360 / Actual/360).
58	Mezzanine Loan Annual Debt Service Payment	Product of (i) Mezzanine Loan Cut-off Date Balance, (ii) the sum of the Assumed LIBOR and the Mortgage Loan Trust Margin, and the (iii) Interest Calculation (30/360 / Actual/360).
59	Total Loan Annual Debt Service Payment	Sum of (i) Mortgage Loan Annual Debt Service Payment, and (ii) Mezzanine Loan Annual Debt Service Payment.
60	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) the sum of the LIBOR Cap and the Mortgage Loan Trust Margin, and the (iii) Interest Calculation (30/360 / Actual/360).
61	Mezzanine Loan Annual Debt Service Payment at LIBOR Cap	Product of (i) Mezzanine Loan Cut-off Date Balance, (ii) the sum of the LIBOR Cap and the Mortgage Loan Trust Margin, and the (iii) Interest Calculation (30/360 / Actual/360).
62	Total Loan Annual Debt Service Payment at LIBOR Cap	Sum of (i) Mortgage Loan Annual Debt Service Payment at LIBOR Cap and (ii) Mezzanine Loan Annual Debt Service Payment at LIBOR Cap.
65	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date.
67	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
69	Remaining Amortization Term (Months)	Set equal to zero, given the loans are interest-only.
71	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
81	Portfolio Value Mortgage Loan Cut-off Date LTV	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Portfolio Appraised Value.
82	Portfolio Value Mortgage Loan Balloon LTV	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Portfolio Appraised Value.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	23

CHC Commercial Mortgage Trust 2019-CHC, Commercial Mortgage Pass-Through Certificates, Series 2019-CHC
Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
83	Sum of As-Is Individual Values Mortgage Loan Cut-off Date LTV	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Individual As-Is Appraised Value.
84	Sum of As-Is Individual Values Mortgage Loan Balloon LTV	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Individual As-Is Appraised Value.
85	Mortgage Loan UW NOI Debt Yield	Quotient of (i) UW Total NOI and (ii) Mortgage Loan Cut-off Date Balance.
86	Mortgage Loan UW NCF Debt Yield	Quotient of (i) UW Total NCF and (ii) Mortgage Loan Cut-off Date Balance.
87	Mortgage Loan UW NOI DSCR	Quotient of (i) UW Total NOI and (ii) Mortgage Loan Annual Debt Service Payment.
88	Mortgage Loan UW NCF DSCR	Quotient of (i) UW Total NCF and (ii) Mortgage Loan Annual Debt Service Payment.
89	Mortgage Loan UW NOI DSCR at LIBOR Cap	Quotient of (i) UW Total NOI and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.
90	Mortgage Loan UW NCF DSCR at LIBOR Cap	Quotient of (i) UW Total NCF and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.
91	Portfolio Value Total Loan Cut-off Date LTV	Quotient of (i) Total Loan Cut-off Date Balance ($) and (ii) Portfolio Appraised Value.
92	Portfolio Value Total Loan Balloon LTV	Quotient of (i) Total Loan Cut-off Date Balance ($) and (ii) Portfolio Appraised Value.
93	Sum of As-Is Individual Values Total Loan Cut-off Date LTV	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Portfolio Appraised Value.
94	Sum of As-Is Individual Values Total Loan Balloon LTV	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Portfolio Appraised Value.
95	Total Loan UW NOI Debt Yield	Quotient of (i) UW Total NOI and (ii) Total Loan Cut-off Date Balance ($).
96	Total Loan UW NCF Debt Yield	Quotient of (i) UW Total NCF and (ii) Total Loan Cut-off Date Balance ($).
97	Total Loan UW NOI DSCR	Quotient of (i) UW Total NOI and (ii) Total Loan Annual Debt Service Payment.
98	Total Loan UW NCF DSCR	Quotient of (i) UW Total NCF and (ii) Total Loan Annual Debt Service Payment.
99	Total Loan UW NOI DSCR at LIBOR Cap	Quotient of (i) UW Total NOI and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.
100	Total Loan UW NCF DSCR at LIBOR Cap	Quotient of (i) UW Total NCF and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	24